Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination, Goodwill [Abstract]
Schedule of Goodwill

	December 31, 2022	December 31, 2023
	RMB in thousands
Beginning balance	2,338,303	2,725,130
Additions (Note 25)	386,827	—

Ending balance	2,725,130	2,725,130